SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Significant Accounting Policies Policies
Use of Estimates and Assumptions

Use of estimates and assumptions:

The preparation of financial statements and related disclosures in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.  For example, unexpected changes in market conditions or a continued or further downturn in the economy could adversely affect actual results.  Estimates are used in accounting for, among other things, land development costs, asset fair value calculations, accounts and mortgages receivables, legal liability, insurance liability, depreciation, employee benefits, taxes, and contingencies.  Estimates and assumptions are reviewed periodically and the effects of revisions are reflected in the combined financial statements in the period in which the revisions are made.

Management believes that its accounting policies regarding revenue recognition, land development costs, long lived assets, deferred income and income taxes among others, affect its more significant judgments and estimates used in the preparation of its combined financial statements.  For a description of these critical accounting policies and estimates, see “Management’s Discussion and Analysis of Financial Condition and Results of Operations”. There were no significant changes in the Companies’ critical accounting policies or estimates since the Companies’ fiscal year ended October 31, 2012 (“Fiscal 2012”).  Material subsequent events are evaluated and disclosed through the issuance date of this Quarterly Report on Form 10-Q.

Use of Estimates and Assumptions:

   The preparation of financial statements and related disclosures in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.  Estimates and assumptions are reviewed periodically and the effects of revisions are reflected in the combined financial statements in the period in which the revisions are determined.

Cash held in escrow

Cash held in escrow:

Cash held in escrow consists of deposits held by the Companies for interest payments on lines of credit, golf course memberships and real estate transactions and other funds placed into escrow with a third party intermediary for the purpose of a tax deferred exchange under section 1031 of the Internal Revenue Code of 1986, as amended (the “IRC”).

Discontinued Operations

Discontinued operations:

A component of the Companies is classified as a discontinued operation when (i) the operations and cash flows of the component of the Companies can be clearly distinguished and have been or will be eliminated from our ongoing operations; (ii) the component has either been disposed of or is classified as held for sale; and (iii) we will not have any significant continuing involvement in the operations of the component of the Companies after the disposal transactions.  Significant judgments are involved in determining whether a component meets the criteria for discontinued operations reporting and the period in which these criteria are met.

   If a component of the Companies is reported as a discontinued operation, the results of operations through the date of sale, including any gain or loss recognized on the disposition, are presented on a separate line of the statement of operations.

Discontinued Operations:

   A component of the Companies is classified as a discontinued operation when (i) the operations and cash flows of the component of the Companies can be clearly distinguished and have been or will be eliminated from our ongoing operations; (ii) the component has either been disposed of or is classified as held for sale; and (iii) we will not have any significant continuing involvement in the operations of the component of the Companies after the disposal transactions.  Significant judgments are involved in determining whether a component meets the criteria for discontinued operations reporting and the period in which these criteria are met.

   If a component of the Companies is reported as a discontinued operation, the results of operations through the date of sale, including any gain or loss recognized on the disposition, are presented on a separate line of the statements of operations.

Reclassification

Reclassification

   The Companies report the results of discontinued operations as a separate component of income on the combined statements of operations under the caption discontinued operations.  As previously disclosed, this reporting presentation resulted in certain reclassifications of the 2012 financial statement amounts.  Accordingly, certain amounts in the Fiscal 2012 combined financial statements have been reclassified to conform to the reclassified presentation.

Reclassification:

   The Companies report the results of discontinued operations as a separate component of income on the combined statements of operations under the caption discontinued operations.  This reporting presentation resulted in certain reclassifications of the 2011 and 2010 financial statement amounts.

   Certain amounts in the Fiscal 2011 and Fiscal 2010 combined financial statements have been reclassified to conform to the Fiscal 2012 presentation.

New Accounting Pronouncements

New Accounting Pronouncements:

In January 2010, the FASB issued ASU No. 2010-06, “Fair Value Measurements and Disclosures (“Topic 820”): Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 requires certain new disclosures and clarifies some existing disclosure requirements regarding fair value measurement as set forth in Accounting Standards Codification (“ASC”) Subtopic 820-10. ASU 2010-06 amends ASC Subtopic 820-10 to now require that (1) a reporting entity disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers; (2) in the reconciliation for fair value measurements using significant unobservable inputs, a reporting entity present separately information about purchases, sales, issuances, and settlements, and (3) a reporting entity provide disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. ASU 2010-06 is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. Those disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The adoption of ASU No. 2010-06 did not have a material impact on the Companies’ combined financial statements.

In May 2011, the FASB issued Accounting Standards Update No. 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”, which clarifies several aspects of the guidance in ASU No. 2010-06 “Fair Value Measurements and Disclosures”.  ASU 2011-04 is effective for interim and annual reporting periods beginning after December 15, 2011.  The adoption of ASU No. 2011-04 did not have a material impact on the Companies combined financial statements.

In June 2011, the FASB issued Accounting Standards Update No. 2011-05, “Statement of Comprehensive Income” (“ASU 2011-05”), which requires entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income.  ASU 2011-05 was effective for the Companies’ fiscal year beginning November 1, 2012.  In December 2011, the FASB issued Accounting Standards Update No. 2011-12 (ASU 2011-12) which is a deferral of the effective date for the amendments to the presentation of reclassifications of items out of accumulated other comprehensive income in Accounting Standards Update No. 2011-05 effective for fiscal years and interim periods within those years beginning after December 1, 2011.  The adoption of this guidance, which relates to presentation only, did not have a material impact on the Companies’ combined financial statements.

In February 2013, the FASB issued ASU No. 2013-02, “Reporting of Amounts Reclassified  Out of Accumulated Other Comprehensive Income” (ASU 2013-02), requires entities to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income, but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period.  For other amounts an entity is required to cross reference to other disclosures required under U.S. GAAP that provide additional details about these amounts.  ASU 2013-02 is effective for fiscal years beginning after December 15, 2012.

New Accounting Pronouncements:

In January 2010, the FASB issued ASU No. 2010-06, “Fair Value Measurements and Disclosures (“Topic 820”): Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 requires certain new disclosures and clarifies some existing disclosure requirements regarding fair value measurement as set forth in Accounting Standards Codification (“ASC”) Subtopic 820-10. ASU 2010-06 amends ASC Subtopic 820-10 to now require that (1) a reporting entity disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers; (2) in the reconciliation for fair value measurements using significant unobservable inputs, a reporting entity present separately information about purchases, sales, issuances, and settlements, and (3) a reporting entity provide disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. ASU 2010-06 is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. Those disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The adoption of ASU No. 2010-06 did not have a material impact on the Companies’ combined financial statements.

In December 2009, the FASB issued ASU No. 2009-16, “Accounting for Transfers of Financial Assets” (“ASU 2009-16”), which is an amendment of ASC 860, “Transfers and Servicing.”  ASU 2009-16 requires more information about the transfers of financial assets.  More specifically, ASU 2009-16 eliminates the concept of a “qualified special purpose entity”, changes the requirements for derecognizing financial assets, and enhances the information reported to users of financial statements.  ASU 2009-16 is effective for fiscal years beginning on or after November 15, 2009. ASU 2009-16 is effective for the Companies’ financial statements for fiscal years beginning November 1, 2010. The adoption of ASU 2009-16 did not have a material impact on the Companies’ combined financial statements.

In December 2009, the FASB issued ASU No. 2009-17, “Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities” (“ASU 2009-17”). ASU 2009-17 changes how a reporting entity determines when an entity that is insufficiently capitalized or is not controlled through voting (or similar rights) should be consolidated. The determination of whether a reporting entity is required to consolidate another entity is based on, among other things, the other entity’s purpose and design and the reporting entity’s ability to direct the activities of the other entity that most significantly impact the other entity’s economic performance. The new standard will require a number of new disclosures, including additional disclosures about the reporting entity’s involvement with variable interest entities and any significant changes in risk exposure due to that involvement. A reporting entity will be required to disclose how its involvement with a variable interest entity affects the reporting entity’s financial statements. ASU 2009-17 is effective for fiscal years beginning after November 15, 2009. The adoption of ASU 2009-17 did not have a material impact on the Companies’ combined financial statements.

In June 2011, the FASB issued Accounting Standards Update No. 2011-05, “Statement of Comprehensive Income” (“ASU 2011-05”), which requires entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income.  The adoption of this guidance, which relates to presentation only, is not expected to have a material impact on the Companies’ combined financial statements.  ASU 2011-05 will be effective for the Companies’ fiscal year beginning November 1, 2012.  In December 2011, the FASB issued Accounting Standards Update No. 2011-12 (ASU 2011-12) which is a deferral of the effective date for the amendments to the presentation of reclassifications of items out of accumulated other comprehensive income in Accounting Standards Update No. 2011-05 effective for fiscal years and interim periods within those years beginning after December 1, 2011.

Basis of Combination

Basis of Combination:

   The accompanying combined financial statements include the accounts of Blue Ridge Real Estate Company (“Blue Ridge”) and its wholly-owned subsidiaries (Northeast Land Company, Jack Frost Mountain Company, Boulder Creek Resort Company, Moseywood Construction Company, Jack Frost National Golf Course, Inc., Blue Ridge Acquisition Company, BRRE Holdings, Inc., Coursey Commons Shopping Center, LLC, Coursey Creek, LLC, Cobble Creek, LLC, Flower Fields Motel, LLC, Blue Ridge WMN, LLC and Blue Ridge WNJ, LLC) and Big Boulder Corporation (“Big Boulder”) and its wholly-owned subsidiaries (Lake Mountain Company and BBC Holdings, Inc.) (collectively, the “Companies”).  Under a Security Combination Agreement between Blue Ridge and Big Boulder and under the by-laws of both Companies, shares of the Companies are combined in unit certificates, each certificate representing concurrent ownership of the same number of shares of each company; shares of each company may be transferred only together with an equal number of shares of the other company. All significant intercompany accounts and transactions are eliminated.

Revenue Recognition

Revenue Recognition:

   Revenues are derived from a wide variety of sources, including sales of real estate, management of investment properties, home construction, property management services, golf activities, timbering and leasing activities. Generally, revenues are recognized as services are performed, except as noted below.

Land and Resort Homes

Land and Resort Homes:

   The Companies recognize income on the disposition of real estate using the full accrual method.  The full accrual method is appropriate at closing when the sales contract has been signed, the buyer has arranged permanent financing and the risks and rewards associated with ownership have been transferred to the buyer.  In the few instances that the Companies finance the sale, more than 20% down payment is required.  The remaining financed purchase price is not subject to subordination. Down payments of less than 20% are accounted for as deposits.

   The costs of developing land for resale as resort homes and the costs of constructing certain related amenities are allocated to the specific parcels to which the costs relate. Such costs, as well as the costs of construction of the resort homes, are charged to operations as sales occur. Land held for resale and resort homes under construction are stated at lower of cost or market.

Custom Home Construction

Custom Home Construction:

   The Companies recognize revenue and costs on custom home construction using the percentage of completion method of accounting when construction is beyond the preliminary stage, the buyer is committed to the extent of being unable to require a refund except for non-delivery, the sales proceeds are collectible and the aggregate sales proceeds and the total cost of the project can be reasonably estimated.  Total estimated revenues and construction costs are reviewed periodically, and the effects of revisions are reflected in the combined financial statements in the period in which the revisions are determined.

Timbering Revenues

Timbering Revenues:

   Timbering revenues from stumpage contracts are recognized at the time a stumpage contract is signed, at which time the risk of ownership has been passed to the buyer at a fixed, determinable cost.  Reasonable assurance of collectibility has been determined by the date of signing, and the few obligations of the Companies have already been met.  Therefore, full accrual recognition at the time of contract execution is appropriate under SAB 104 guidance.

Land and Land Development Costs

Land and Land Development Costs:

   The Companies capitalize as land and land development costs, the original acquisition cost, direct construction and development costs, property taxes, interest incurred on costs related to land under development and other related costs (engineering, surveying, landscaping, etc.) until the property reaches its intended use.  The cost of sales for individual parcels of real estate or condominium units within a project is determined using the relative sales value method.  Revenue is recognized upon signing closing documents.   At closing a binding contract is in effect, the buyer has arranged for permanent financing and the Companies are assured of payment in full.  Also at this time, the risks and rewards associated with ownership have been transferred to the buyer.  Selling expenses are recorded when incurred.

Land Improvements, Buildings, Equipment and Depreciation

Land Improvements, Buildings, Equipment and Depreciation:

   Land improvements, buildings and equipment are stated at cost. Depreciation, including amortization of equipment under capital lease is provided principally using the straight-line method over the estimated useful lives as set forth below:

Land improvements

 10-30 years

Buildings and improvements

   3-40 years

Equipment and furnishings

   3-20 years

   Upon sale or retirement of depreciable property, the cost and related accumulated depreciation are removed from the related accounts, and resulting gains or losses are reflected in income.

   Interest, real estate taxes, and insurance costs, including those costs associated with holding unimproved land, are charged to expense as incurred. Interest cost incurred during construction of facilities is capitalized as part of the cost of such facilities.

   Maintenance and repairs are charged to expense, and major renewals and betterments are added to property accounts.

Land Held for Investment

Land Held for Investment:

   Land held for investment is stated at cost and is principally unimproved.  Portions of this land are leased on an annual basis primarily to hunting and sportsman clubs.  Real estate taxes and insurance are expensed as incurred.

Long-Lived Assets Held for Sale

Long-Lived Assets Held for Sale:

   Long-lived assets held for sale primarily relate to housing units constructed in real estate developments projects.  The Companies classify assets as a long-lived asset held for sale upon the completion of construction.  The carrying value of the assets held for sale are stated at the lower of carrying value or fair market value less costs to sell.  The impairment loss for long-lived assets held for sale is the difference between their carrying value and their fair value less cost to sell.  Real estate taxes, insurance, utilities and any related interest are expensed upon completion of construction.  Also included in long-lived assets held for sale at October 31, 2012 is 376 acres of land under agreement of sale to the Conservation Fund.  If the sale closes as expected, we anticipate closing will be held in July of 2013.

Investment in Direct Financing Leases

Investment in Direct Financing Leases:

   The Companies’ have capitalized as the net investment in direct financing leases, the portion of the leased premises pertaining to Jack Frost Mountain and Big Boulder ski areas, which meets the criteria for accounting for these lease transactions as direct financing leases.  The accounting was based on estimates and assumptions about the fair values and estimated useful lives of the leased properties, as well as the collectibility of lease payments and recoverability of the unguaranteed residual value of the leased properties.  Management had periodically reviewed the net investment indirect financing leases for events or changes in circumstances that could impact collectibility, and recoverability of the unguaranteed residual value of leased properties and on October 31, 2011 wrote down the net investment indirect financing lease to the amount expected to be recoverable.  On December 15, 2011 the ski areas were sold.

Accounts and Mortgages Receivable

Accounts and Mortgages Receivable:

   Accounts receivable are reported at net realizable value.  Accounts or a portion thereof are written off when they are determined to be uncollectible based upon management’s assessment of individual accounts.  An allowance for doubtful accounts, if deemed necessary, is estimated based upon a review of individual accounts.  The allowance amount was $40 at October 31, 2012 and $1,222 at October 31, 2011.

   The Companies account for mortgages receivable on a cost basis.  Interest income is recorded on a monthly basis.  Late payment fees are charged on overdue payments.  Mortgages receivable are evaluated at origination and monitored on an ongoing basis for credit worthiness.  Mortgages receivable are considered fully collectible by management and accordingly no allowance for losses is considered necessary.  Any mortgage 90 days past due is reviewed by management for collectibility.  Mortgages receivable were $0 and $2,920 at October 31, 2012 and 2011, respectively.

Impairment

Impairment:

   The Companies review their long-lived assets whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable, which is primarily due to the state of the industry and the economy.  In that event, the Companies calculate the expected future net cash flows to be generated by the asset.  If those net future cash flows are less than the carrying value of the asset, an impairment loss is recognized in operating (loss) profit.  The impairment loss is the difference between the carrying value and the fair value of the asset.  The impairment loss is recognized in the period incurred.

Deferred Income

Deferred Income:

   Deferred income includes dues, rents and deposits on land or home sales. Rents that are not yet earned relate to the Companies’ commercial properties that have been paid in advance, and dues are related to memberships in the Companies’ hunting and fishing clubs and golf club memberships paid in advance. The Companies recognize revenue related to the hunting and fishing clubs and golf course memberships over the period that the dues cover.  The Companies’ recognize revenue related to the fishing club over a five month period, May through September, and the golf course over a seven month period, April through October.  Deposits are required on land and home sales.

   Also included in deferred income is a reimbursement from the Pennsylvania Department of Transportation for the cost of a sewer line.  Income will be recognized over the depreciation period.  This sewer line has not yet been placed in service.

Comprehensive Income (Loss)

Comprehensive Income (Loss):

   The Companies’ comprehensive income (loss) differs from net income (loss) due to changes in the funded status of the Companies’ defined benefit pension plan (see Note 8).  The Companies have elected to disclose comprehensive income and loss in its Combined Statements of Changes in Shareholders’ Equity.

Income Taxes

Income Taxes:

   The Companies account for income taxes utilizing the asset and liability method of recognizing the tax consequence of transactions that have been recognized for financial reporting or income tax purposes.  Among other things, this method requires current recognition of the effect of changes in statutory tax rates on previously provided deferred taxes.  For federal income tax purposes, Blue Ridge and its subsidiaries and Big Boulder and its subsidiaries each file as consolidated entities. State income taxes are reported on a separate company basis. Valuation allowances are established, when necessary to reduce tax assets to the amount expected to be realized.

   The Companies policies for Accounting for Uncertainty in Income Taxes in an enterprise’s financial statements, requires a review of all tax positions and applies a “more-likely-than-not” recognition threshold to determine whether any part of an individual tax position should be recognized in an enterprise’s financial statements. A tax position that meets the more-likely-than-not recognition threshold is measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon the ultimate settlement with the taxing authority that has full knowledge of all relevant information.

Advertising Costs

Advertising Costs:

   Advertising costs are primarily related to real estate development and golf course operation.  Advertising costs are expensed when incurred and the advertising expense for Fiscal 2012, Fiscal 2011 and Fiscal 2010 was $22,821, $25,739, and $43,441, respectively.

Statement of Cash Flows		Statement of Cash Flows: For purposes of reporting cash flows, the Companies consider cash equivalents to be all highly liquid investments with maturities of three months or less when acquired.
Concentration of Credit Risk	Cash concentration: At July 31, 2013, the Companies had $3,675,776 on deposit in excess of the FDIC insured limit of $250,000.

Concentration of Credit Risk:

   Financial instruments which potentially subject the Companies to concentration of credit risk consist principally of temporary cash investments. The Companies’ temporary cash investments are held by financial institutions. The Companies have not experienced any losses related to these investments.  At October 31, 2012, the Companies had no cash in excess of the FDIC limits.

Earnings Per Share

Earnings Per Share:

   Basic earnings per share is calculated based on the weighted-average number of shares outstanding.  Diluted earnings per share includes the dilutive effect of stock options, if applicable.

Business Segments

Business Segments:

   The Companies currently operate in two business segments, which consist of the Real Estate Management/Rental Operations and Land Resource Management segments.  Financial information about our segments can be found in Note 15.

Stock Compensation

Stock Compensation:

   The Companies recognize as compensation expense an amount equal to the grant date fair value of the stock options issued over the required service period.  Compensation cost is measured using the modified prospective approach.

   The fair value of each option award is estimated at the date of grant using an option pricing model.  Expected volatilities are based upon historical volatilities of the Companies’ stock.  The Companies use historical data to estimate option exercises and employee terminations with the valuation model.  The expected term of options granted is derived from the output of the valuation model and represents the period of time that options granted are expected to be outstanding.  The risk-free rate for periods within the contractual term of the option is based on the U.S. Treasury yield curve in effect at the time of grant.